LOANS AND CAPITAL LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Capital lease balance	$ 138	$ 274
Proceeds from long-term loans		$ 279	$ 1,701
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.15%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.55%